INCOME TAXES - Schedule of Effective Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020
Income Tax Expense (Benefit), Continuing Operations, Income Tax Reconciliation [Abstract]
U.S. federal statutory income tax rate	21.00%	21.00%	21.00%
Income tax provision at the U.S. federal statutory rate	$ 1,735	$ 5,192	$ 6,287
U.S. State income tax (benefit) provision	40	(226)	(45)
Non-U.S. tax rate differential	2,892	(2,836)	6,720
Tax incentives	(2,671)	(139)	(1,292)
Valuation allowances	12,731	31	(898)
Non-deductible expenses/non-taxable income	255	(261)	1,677
Tax contingencies	2,056	1,184	(13,254)
Stock based and other compensation	898	101	70
U.S. tax effects of non-U.S. operations	540	1,001	3,268
Other, net	41	367	34
Total provision for income taxes	$ 18,517	$ 4,414	$ 2,567
Effective income tax rate	224.10%	17.90%	8.60%